Goodwill - Summary of Goodwill by Segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 5,965	£ 6,392	£ 5,231
Scientific, Technical & medical [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,479	1,549
Risk & business analytics [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	2,595	2,829
Legal [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,390	1,499
Exhibitions [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 501	£ 515